Summary of Significant Accounting Policies - Property, equipment and software (Details)	12 Months Ended
Dec. 31, 2019
Computer and office equipment
Property, Equipment and Software, Net
Estimated useful life	3 years
Purchased software | Minimum
Property, Equipment and Software, Net
Estimated useful life	3 years
Purchased software | Maximum
Property, Equipment and Software, Net
Estimated useful life	5 years